Share Based Compensation - Restricted Ordinary Shares Rollforward (Details) - Restricted Ordinary Shares - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Unvested and outstanding beginning balance (shares)	815,632
Granted (shares)	0	0
Vested (shares)	(106,233)
Canceled or forfeited (shares)	(565)
Unvested and outstanding ending balance (shares)	708,834	815,632
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Unvested and outstanding beginning balance (weighted average grant date fair value) (usd per share)	$ 4.17
Granted (weighted average grant date fair value) (usd per share)	0.00
Vested (weighted average grant date fair value) (usd per share)	3.97
Canceled or forfeited (weighted average grant date fair value) (usd per share)	2.99
Unvested and outstanding ending balance (weighted average grant date fair value) (usd per share)	$ 4.10	$ 4.17